Note 20 - Income Taxes	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of income tax [text block]
20.	INCOME TAXES

The income taxes recognized in profit or loss are as follows:

	For the year ended
	December 31,	December 31,
	2022	2021
	$	$
Deferred tax (expense) benefit	(371)	1,567
Total income tax (expense) benefit	(371)	1,567

The provision for income taxes reported differs from the amounts computed by applying statutory Canadian federal and provincial tax rates to the loss before tax provision due to the following:

	For the year ended
	December 31,	December 31,
	2022	2021
	$	$
Income for the year before income taxes	18,015	4,458
Statutory tax rate	27%	27%

Income tax expense computed at statutory rates	(4,864)	(1,204)
Share based payments	(878)	(1,149)
Mexican inflationary adjustments	2,429	800
Differing effective tax rate on loss in foreign jurisdiction	(1,156)	(430)
Equity accounted earnings from Investment in Juanicipio	13,060	4,944
Withholding tax on planned foreign earnings repatriation	(2,921)	(793)
Unrecognized deferred tax (liabilities) assets	(7,239)	941
Impact of foreign exchange and other	1,198	(1,542)
Total income tax (expense) benefit	(371)	1,567

The approximate tax effect of each item that gives rise to the Company’s unrecognized and recognized deferred tax assets and liabilities as at December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
	2022	2021
	$	$
Deferred income tax assets
Exploration and evaluation assets	-	806
Non-capital losses	3,993	4,618
	3,993	5,424

Deferred income tax liabilities
Property and equipment	(826)	(519)
Investment in Juanicipio	(5,880)	(7,304)
Investments	(208)	(158)
	(6,914)	(7,981)

Net deferred income tax liability	(2,921)	(2,557)

The Company's movement of net deferred tax liabilities is described below:

	December 31,	December 31,
	2022	2021
	$	$
At January 1	(2,557)	(4,721)
Deferred income tax (expense) benefit through income statement	(371)	1,567
Deferred income tax benefit through OCI	7	597
At December 31	(2,921)	(2,557)

The Company has the following deductible temporary differences for which no deferred tax assets have been recognized:

	December 31,		December 31,
	2022	expiry dates	2021
	$		$
Non-capital losses	118,353	2023-2042	95,341
Exploration and evaluation assets	15,915	no expiry	4,796
Financing fees	3,242	2043 - 2046	4,912
Other	1,141	no expiry	1,622
Total	138,651		106,671

At December 31, 2022, the Company has non-capital loss carry forwards in Canada aggregating $58,360 ( December 31, 2021: $49,322), which expire over the period between 2026 and 2042, available to offset future taxable income in Canada, and the Company has capital loss carry forwards in Canada of nil ( December 31, 2021: nil).

At December 31, 2022, the Company has tax loss carry forwards in Mexico aggregating $70,393 ( December 31, 2021: $59,552) which expire over the period between 2023 and 2032, available to offset future taxable income in Mexico.

At December 31, 2022, the Company has tax loss carry forwards in the United States of America aggregating $3,807 ( December 31, 2021: $2,407), available to offset future taxable income in the United States of America.

At December 31, 2022, the Company has $2,557 ( December 31, 2021: $58) included in cash that is held by foreign subsidiaries, and hence not available to fund domestic operations unless the funds were repatriated. There are no taxes payable on the funds should the Company choose to repatriate them, however, the Company does not intend to repatriate these funds in the next year.